SENIOR NOTES AND LOANS (Details 1) (USD $) In Millions, unless otherwise specified	0 Months Ended						12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2011	Nov. 02, 2011	Mar. 02, 2011	Jun. 02, 2010	Dec. 31, 2011 Senior Notes Issue One [Member]	Dec. 31, 2009 Senior Notes Issue One [Member]	Dec. 31, 2011 Senior Notes Issue Two [Member]	Dec. 31, 2009 Senior Notes Issue Two [Member]	Dec. 31, 2009 Senior Note Issues [Member]	Dec. 31, 2011 Syndicated Loan [Member]	Dec. 31, 2011 Bank Loan One [Member]	Dec. 31, 2011 Bank Loan Two [Member]	Dec. 31, 2010 Bank Loan Two [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2014 One [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2014 Two [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2013 One [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2013 Two [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2014 Three [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2016 [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2021 One [Member]	Dec. 31, 2011 Subsidiary Senior Notes Due 2021 Two [Member]
Debt Instrument [Line Items]
Debt instrument issuer														Teva Pharmaceutical Finance III, B.V.	Teva Pharmaceutical Finance III, B.V. *	Teva Pharmaceutical Finance IV, LLC	Teva Pharmaceutical Finance Company B.V. **	Teva Pharmaceutical Finance IV, LLC	Teva Pharmaceutical Finance Company B.V.	Teva Pharmaceutical Finance Company B.V.	Teva Pharmaceutical Finance IV B.V. ***
Debt instrument required currency of repayment												Euro (mainly) and USD
Debt instrument stated interest rate percentage	7.20%				6.15%		5.55%								1.70%			1.70%	2.40%	3.65%	3.65%
Debt instrument effective interest rate percentage at period end, low end of range										0.60%	0.60%	0.60%
Debt instrument effective interest rate percentage at period end, high end of range										3.00%	3.00%	3.00%
Debt Instrument Description Of Variable Rate Basis														LIBOR		LIBOR	LIBOR
Debt Instrument Basis Spread On Variable Rate														0.50%		0.80%	0.90%
Debt instrument issuance date							January 2006
Debt instrument maturity year														Jan. 03, 2014	Jan. 03, 2014	Jan. 05, 2013	Jan. 11, 2013	Jan. 11, 2014	Jan. 11, 2016	Jan. 11, 2021	Jan. 11, 2021
Interest rate information												denominated in Euro (mainly) and USD
Description of the interest rate terms of the swap agreement															see note 15			see note 15	see note 15	see note 15	see note 15
Original principal amount of debt instrument	$ 5,750	$ 5,000	$ 750	$ 2,500		$ 1,000		$ 500		$ 633	$ 1,000	$ 405	$ 412	$ 500	$ 250	$ 200	$ 1,100	$ 1,000	$ 950	$ 875	$ 875
Teva repurchased $20 million of the senior notes	$ 500								$ 20